Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 144,863	$ 450,634	$ 4,466,233
Operating Expenses:
Selling expenses	63	10,219	47,480
Payroll, payroll taxes, and others	572,240	1,370,972	5,554,186
Professional fees	525,625	555,657	460,274
Operating leases expenses	0	0	117,686
Depreciation and amortization	76,246	36,243	24,910
(Recovery) allowance for CECL - trade receivable, net	(159,509)	165,464	59,625
Other general and administrative	454,355	261,610	471,557
Total Operating Expenses	1,469,020	2,400,165	6,735,718
Loss From Operations	(1,324,157)	(1,949,531)	(2,269,485)
Other Income (Expense):
Gain (loss) on sale of asset	(12)	10,954
Gain (loss) on foreign currency transactions	18,762	43,548	(14,402)
Loss on deconsolidation		(240,431)	(8,350)
Interest (expense) income	16,476	(31,615)	2,094
Other income	139,320	16,011	47,340
Total Other Income	174,546	(201,533)	26,682
Loss Before Income Tax	(1,149,611)	(2,151,064)	(2,242,803)
Income tax	(10,835)	(3,020)	(9,963)
Net loss	(1,160,446)	(2,154,084)	(2,252,766)
Net loss attributable to noncontrolling interest			(7,048)
Net loss attributable to MDJM Ltd ordinary shareholders	$ (1,160,446)	$ (2,154,084)	$ (2,245,718)
Net income (loss) per ordinary share - basic (in dollars per share)	$ (0.10)	$ (0.18)	$ (0.19)
Net income (loss) per ordinary share - diluted (in dollars per share)	$ (0.10)	$ (0.18)	$ (0.19)
Weighted-average shares outstanding, basic (in shares)	11,675,216	11,675,216	11,675,216
Weighted-average shares outstanding, diluted (in shares)	11,675,216	11,675,216	11,675,216
Comprehensive Income (Loss):
Net loss	$ (1,160,446)	$ (2,154,084)	$ (2,252,766)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	108,520	(101,200)	94,694
Total other comprehensive income (loss)	(1,051,926)	(2,255,284)	(2,158,072)
Comprehensive income (loss) attributable to non-controlling interest			143
Total Other Comprehensive Income (Loss)	$ (1,051,926)	$ (2,255,284)	$ (2,158,215)